Acquisitions - Schedule of Acquisitions (Details) - USD ($) $ in Thousands					12 Months Ended
	Oct. 13, 2016	Apr. 15, 2015	Mar. 30, 2015	Mar. 17, 2015	Dec. 31, 2015
NWV Gathering Acquisition
Business Acquisition [Line Items]
Total Consideration				$ 925,683
Cash				$ 873,183
Units issued to EQT (in shares)					690,789
NWV Gathering Acquisition | Common Units Issued to EQT
Business Acquisition [Line Items]
Units issued to EQT (in shares)				511,973	511,973
NWV Gathering Acquisition | GP Units Issued to EQT
Business Acquisition [Line Items]
Units issued to EQT (in shares)				178,816	178,816
MVP Holdco
Business Acquisition [Line Items]
Total Consideration			$ 54,229
Cash			$ 54,229
MVP Holdco | Common Units Issued to EQT
Business Acquisition [Line Items]
Units issued to EQT (in shares)			0
MVP Holdco | GP Units Issued to EQT
Business Acquisition [Line Items]
Units issued to EQT (in shares)			0
MVP Interest Acquisition
Business Acquisition [Line Items]
Membership interest (as a percent)			100.00%
Preferred Interest Acquisition
Business Acquisition [Line Items]
Total Consideration		$ 124,317
Cash		$ 124,317
Preferred Interest Acquisition | Common Units Issued to EQT
Business Acquisition [Line Items]
Units issued to EQT (in shares)		0
Preferred Interest Acquisition | GP Units Issued to EQT
Business Acquisition [Line Items]
Units issued to EQT (in shares)		0
October 2016 Acquisition
Business Acquisition [Line Items]
Total Consideration	$ 275,000
Cash	$ 275,000
Membership interest (as a percent)	100.00%
October 2016 Acquisition | Common Units Issued to EQT
Business Acquisition [Line Items]
Units issued to EQT (in shares)	0
October 2016 Acquisition | GP Units Issued to EQT
Business Acquisition [Line Items]
Units issued to EQT (in shares)	0
MVP Holdco
Business Acquisition [Line Items]
Membership interest (as a percent)			100.00%